EMPLOYEE BENEFIT PLANS - Schedule of Status of Defined Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension expense (income)
Change in projected benefit obligation:
Benefit obligation at beginning of year	$ 259	$ 295
Service cost	0	3	$ 5
Interest cost	7	14	14
Actuarial (gain)/loss	(19)	(17)
Curtailment	(235)	(21)
Benefits paid	(8)	(15)
Projected benefit obligation at end of year	3	259	295
Change in plan assets:
Fair value of plan assets at beginning of year	331	308
Actual return on plan assets	7	35
Actual contributions during the year	1	3
Curtailment	(235)	0
Benefits paid	(8)	(15)
Fair value of plan assets at end of year	96	331	308
Funded status at end of year	93	73
Post-Retirement Plan
Change in projected benefit obligation:
Benefit obligation at beginning of year	21	22
Service cost	0	0	1
Interest cost	1	1	1
Amendments	0	0
Actuarial (gain)/loss	2	(1)
Benefits paid	(1)	(1)
Projected benefit obligation at end of year	24	21	22
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual contributions during the year	1	1
Benefits paid	(1)	(1)
Fair value of plan assets at end of year	0	0	$ 0
Funded status at end of year	$ (24)	$ (21)